Form N-1A Cover	Jun. 01, 2025
Prospectus [Line Items]
Document Creation Date	Jun. 01, 2025
Document Effective Date	Jun. 01, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 01, 2025
Prospectus Date	Jun. 01, 2025